Statement of Cash Flows - USD ($)	1 Months Ended	4 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (79,511)	$ (135,780)
CHANGES IN OPERATING ASSETS AND LIABILITIES
Due to related party	79,511
Prepaid Fees		(75,000)
NET CASH FROM OPERATING ACTIVITIES		(210,780)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Uranium		(111,500)
NET CASH FROM INVESTING ACTIVITIES		(111,500)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of Common Stock		750,000
NET CASH FROM FINANCING ACTIVITIES		750,000
NET CHANGE IN CASH		427,720
Cash at Beginning of period
Cash at End of period		427,720
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non cash investing and financing activities
Proceeds from issuance of common stock collected by third party	750,000
Purchase of Uranium by third party on behalf of the Company	$ 111,500